Financial instruments and risk management - Summary of financial assets by categories (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Highly liquid financial assets held in managed investment funds classified as held for trading	$ 958	$ 250
Trade and other receivables	$ 2,985	3,047
Increase (decrease) due to corrections of prior period errors [member]
Disclosure of financial assets [Line Items]
Trade and other receivables		$ (385)